`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     February 12, 2001

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total: 	84

Form 13F Information Table Value Total:		297,635

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc            COM              00184A105      258     8038 SH       SOLE                                       8038
AT&T                           COM              001957109     1039    57282 SH       SOLE                                      57282
AT&T Corp AT&T Wireless Group  COM              00209A106      276    19223 SH       SOLE                                      19223
American Express Co Com        COM              025816109     6425   180017 SH       SOLE                                     180017
American Intl Group Com        COM              026874107      335     4218 SH       SOLE                                       4218
Amgen Inc                      COM              031162100      452     8000 SH       SOLE                                       8000
BP Amoco P L C Sponsored Adr   COM              055622104     4017    86369 SH       SOLE                                      86369
Bank Of America Corp New       COM              060505104      800    12711 SH       SOLE                                      12711
Bell South Corp NFSC           COM              079860102     4017   105296 SH       SOLE                                     105296
Berkshire Hathaway Inc Del Cl  COM              084670108     1663       22 SH       SOLE                                         22
Berkshire Hathaway Inc Del Cl  COM              084670207    11481     4547 SH       SOLE                                       4547
Bluegreen Corp                 COM              096231105       60    30000 SH       SOLE                                      30000
Bristol Myers Squibb           COM              110122108      301     5897 SH       SOLE                                       5897
Cendant Corp                   COM              151313103      917    46772 SH       SOLE                                      46772
ChevronTexaco Corp Com         COM              166764100    13011   145195 SH       SOLE                                     145195
Cisco Sys Inc                  COM              17275R102     9265   511574 SH       SOLE                                     511574
Citigroup Inc.                 COM              172967101      567    11239 SH       SOLE                                      11239
Coca-Cola                      COM              191216100     7787   165162 SH       SOLE                                     165162
Colgate Palmolive              COM              194162103      267     4619 SH       SOLE                                       4619
ConAgra, Inc.                  COM              205887102     1764    74223 SH       SOLE                                      74223
Dell Computer                  COM              247025109     6913   254340 SH       SOLE                                     254340
Developers Divers Rlty Com     COM              251591103     2142   112170 SH       SOLE                                     112170
Du Pont E I De Nemours Com     COM              263534109      627    14738 SH       SOLE                                      14738
Duke Energy Corp               COM              264399106     2770    70550 SH       SOLE                                      70550
Duke Realty, Inc.              COM              264411505      426    17500 SH       SOLE                                      17500
E M C Corp Mass Com            COM              268648102      247    18361 SH       SOLE                                      18361
Eli Lilly & Co.                COM              532457108     3287    41851 SH       SOLE                                      41851
Ericsson L M Tel Co Adr Cl B S COM              294821400     6206  1188954 SH       SOLE                                    1188954
Exxon Mobil Corp Com           COM              30231G102    14805   376712 SH       SOLE                                     376712
Fannie Mae                     COM              313586109     6857    86251 SH       SOLE                                      86251
Federal Realty                 COM              313747206      756    32876 SH       SOLE                                      32876
Freddie Mac                    COM              313400301    10536   161097 SH       SOLE                                     161097
Fulton Finl Corp PA Com        COM              360271100      284    13014 SH       SOLE                                      13014
GB Hldgs Inc Com               COM              36150A109       53    18892 SH       SOLE                                      18892
General Dynamics Corp Com      COM              369550108     5248    65893 SH       SOLE                                      65893
General Electric Co            COM              369604103     8087   201760 SH       SOLE                                     201760
Gillette                       COM              375766102     5251   157220 SH       SOLE                                     157220
Gulf West Banks Inc Com        COM              402582100      214    22081 SH       SOLE                                      22081
Healthcare Rlty Tr Com         COM              421946104     1298    46350 SH       SOLE                                      46350
Home Depot                     COM              437076102    12293   240985 SH       SOLE                                     240985
Honeywell Intl Inc             COM              438516106      487    14400 SH       SOLE                                      14400
Huntington Bancshares Com      COM              446150104      189    11002 SH       SOLE                                      11002
Intel                          COM              458140100    19823   630297 SH       SOLE                                     630297
International Business Machine COM              459200101      324     2680 SH       SOLE                                       2680
J P Morgan Chase & Co          COM              616880100     1235    33961 SH       SOLE                                      33961
Johnson & Johnson              COM              478160104     1493    25261 SH       SOLE                                      25261
Juniper Networks Inc Com       COM              48203R104      189    10000 SH       SOLE                                      10000
MBNA Corp Com                  COM              55262L100     5447   154755 SH       SOLE                                     154755
Merck & Co, Inc.               COM              589331107     9633   163825 SH       SOLE                                     163825
Microsoft                      COM              594918104    11897   179580 SH       SOLE                                     179580
Nike Inc Cl B                  COM              654106103      274     4876 SH       SOLE                                       4876
Nokia Corp Sponsored Adr       COM              654902204     9030   368135 SH       SOLE                                     368135
Nortel Networks Corp New       COM              656568102      240    32200 SH       SOLE                                      32200
Northrop Grumman Corp Com      COM              666807102     1878    18630 SH       SOLE                                      18630
Oracle Corp Com                COM              68389X105     9903   717120 SH       SOLE                                     717120
Payless Cashways Inc Com Par $ COM              704378405        0    13114 SH       SOLE                                      13114
Pfizer                         COM              717081103    16586   416218 SH       SOLE                                     416218
Pro Elite Inc Com New          COM              74266D204       12    50000 SH       SOLE                                      50000
Proctor & Gamble               COM              742718109     7739    97801 SH       SOLE                                      97801
Progress Energy Inc            COM              743263105      711    15782 SH       SOLE                                      15782
Raytheon Co Com New            COM              755111507     5779   177972 SH       SOLE                                     177972
Royal Dutch Pete. (Shell)      COM              780257804     1407    28700 SH       SOLE                                      28700
SBC Communications Inc         COM              78387G103     7000   178720 SH       SOLE                                     178720
Sara Lee                       COM              803111103     1661    74717 SH       SOLE                                      74717
Student Loan Corp              COM              863902102     2905    36045 SH       SOLE                                      36045
Sun Microsystems Inc           COM              866810104      803    65309 SH       SOLE                                      65309
SunTrust Banks                 COM              867914103     1779    28377 SH       SOLE                                      28377
Teco Energy Inc.               COM              872375100     1642    62590 SH       SOLE                                      62590
Tele Danmark                   COM              87236N102      233    13240 SH       SOLE                                      13240
USA Education Inc              COM              90390U102    13567   161474 SH       SOLE                                     161474
United Dominion Rlty Tr Com    COM              910197102      464    32250 SH       SOLE                                      32250
Utilicorp United Inc.          COM              918005109      668    26520 SH       SOLE                                      26520
Verizon Communications Com     COM              92343V104     2166    45633 SH       SOLE                                      45633
Wal-mart Stores Inc            COM              931142103      523     9089 SH       SOLE                                       9089
Walt Disney Co                 COM              254687106     2536   122391 SH       SOLE                                     122391
Worldcom Inc Com               COM              98157D106     2036   144567 SH       SOLE                                     144567
Developers Divers Rlty Pfd DP  PFD              251591301      206     8225 SH       SOLE                                       8225
Enron Capital LLC Pfd Mips 8%  PFD              P37307108        6    13242 SH       SOLE                                      13242
Equity Office Pptys Tr Pfd A R PFD              294741202      226     8850 SH       SOLE                                       8850
General Mtrs Corp Quids 7.25%  PFD              370442816      245     9775 SH       SOLE                                       9775
MBNA Cap C Toprs 8.25%         PFD              55263V206      368    14550 SH       SOLE                                      14550
Southern Co Cap Tr III Quips 7 PFD              84258T208      263    10350 SH       SOLE                                      10350
Broadwing Inc                  PFD CV           111620407      630    18515 SH       SOLE                                      18515
CMS Energy Corp Acts           PFD CV           125896308      430    14250 SH       SOLE                                      14250
